TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expenses Benefit [Line Items]
Research and development expenses	$ 61	$ 103
Allowance for doubtful accounts	0	12
Carryforward tax losses	2,450	2,074
Other	102	24
Less- valuation allowance	(2,317)	(2,074)
Deferred Tax Assets, Net	$ 296	$ 139